Consolidated Statements of Operations - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TOTAL REVENUE	[1]	$ 24,233,463	$ 19,390,579	$ 11,062,775
TOTAL COST		17,003,414	12,719,125	7,119,125
GROSS PROFIT		7,230,049	6,671,454	3,943,650
Administrative expenses		6,149,981	11,638,691	16,707,106
Research and development expenses		3,606,653	4,479,045	3,889,126
Selling expenses		639,052	694,474	714,147
LOSS FROM OPERATIONS		(3,165,637)	(10,140,756)	(17,366,729)
Subsidy income		148,577	181,620	556,186
Loss from equity method investment		(261,397)	(814,440)
Other income (loss), net		3,314,433	(59,867)	(578,766)
Interest income		7,956	4,631	4,798
Interest expense and debt discounts expense		(556,434)	(928,352)	(1,018,013)
Loss before income taxes		(512,502)	(11,757,164)	(18,402,524)
Income tax (expense) benefit		(69,869)	(5,321)	71,316
Net loss from continuing operations		(582,371)	(11,762,485)	(18,331,208)
Net loss (income) from discontinued operations		(6,499,276)	1,837,626
NET LOSS		(7,081,647)	(9,924,859)	(18,331,208)
Less: net loss attributable to the non-controlling interest				636,433
NET LOSS ATTRIBUTABLE TO THE COMPANY		$ (7,081,647)	$ (9,924,859)	$ (17,694,775)	[2]
(Loss) income per share - Basic and Diluted*
Basic		$ (0.04)	$ (0.91)	$ (2.49)
Diluted		(0.04)	(0.91)	(2.49)
DISCONTINUED OPERATIONS
Basic		(0.41)	0.14
Diluted		(0.41)	0.14
LOSS PER SHARE ATTRIBUTABLE TO THE COMPANY
Basic		(0.45)	(0.77)	(2.40)	[2]
Diluted		$ (0.45)	$ (0.77)	$ (2.40)	[2]
Product [Member]
TOTAL REVENUE		$ 12,135,570	$ 10,651,928	$ 6,591,132
TOTAL COST		11,125,855	9,890,346	6,211,647
Products Related Parties [Member]
TOTAL REVENUE		117,995	72,779	375,736
Advertising [Member]
TOTAL REVENUE		5,397,610	2,577,712
TOTAL COST		3,746,585	2,193,945
Advertising Related Parties[Member]
TOTAL REVENUE		11,901
Software [Member]
TOTAL REVENUE		4,820,454	5,174,422	3,080,152
TOTAL COST		665,846	582,490	572,054
Other [Member]
TOTAL REVENUE		1,729,847	837,660	869,635
TOTAL COST		1,465,128	11,469	335,424
Other Related Parties [Member]
TOTAL REVENUE		20,086	76,078	146,120
System Integration [Member]
TOTAL COST			$ 40,875

[1]	Revenues by operating segments exclude intercompany transactions.
[2]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all share and per share information has been retroactively adjusted to give effect to the reverse stock split for all periods presented, unless otherwise indicated.